SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Beginning balance options	18,614	94,767	100,305
Beginning balance weighted average exercise price per share	$ 5.59	$ 35.75	$ 3.50
Beginning balance weighted average remaining contractual term (years)	6 years 8 months 12 days	7 years 6 months	8 years 9 months 18 days	9 years 4 months 24 days
Granted options			34,370	15,309
Granted weighted average exercise price per share			$ 12.76	$ 205.25
Cancelled options	(848)		(77,910)	(12,551)
Cancelled weighted average exercise price per share	$ 20.30		$ 43.57	$ 5.50
Exercised options			32,613	8,296
Exercised weighted average exercise price per share			$ 3.63	$ 3.00
Ending balance options	17,766	18,614	94,767	100,305
Ending balance weighted average exercise price per share	$ 5.57	$ 5.59	$ 35.75	$ 3.50
Exercisable options	16,144	15,360
Exercisable balance weighted average exercise price per share	$ 4.81	$ 4.03